Other current and non-current financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Summary of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other non-current financial liabilities.

(€ thousands)	At June 30, 2023	At December 31, 2022
Written put options on non-controlling interests	151,320	178,766
of which Thom Browne option	131,451	155,551
of which Dondi option	19,869	23,215
Other	392	27
Other non-current financial liabilities	151,712	178,793
Written put options on non-controlling interests	23,373	—
of which Thom Browne option	23,373	—
Warrant liabilities	—	37,258
Other current financial liabilities	23,373	37,258
Total	175,085	216,051